CONVERTIBLE REDEEMABLE PREFERRED SHARES - (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands										1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended					24 Months Ended
	Oct. 20, 2020 CNY (¥) shares	Oct. 20, 2020 USD ($) shares	Mar. 06, 2020 CNY (¥)	Feb. 22, 2019 CNY (¥) shares	Feb. 22, 2019 USD ($) $ / shares shares	Jan. 03, 2019 CNY (¥) shares	Jan. 03, 2019 USD ($) shares	Aug. 08, 2017 CNY (¥) shares	Aug. 08, 2017 USD ($) $ / shares shares	Oct. 31, 2020	Jan. 31, 2019 $ / shares shares	Dec. 31, 2020	Sep. 30, 2020 shares	Dec. 31, 2022 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2022 shares	Jan. 12, 2021 shares	Oct. 20, 2020 $ / shares	Aug. 14, 2018 CNY (¥) shares	Aug. 14, 2018 USD ($) $ / shares shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Proceeds from redeemable convertible preferred stock | ¥																	¥ 795,420
Shares of one class converted into another conversion ratio											0.10
Stock issuance cost | ¥															¥ 14,458		3,144
Accretion of convertible redeemable preferred shares to redemption value | ¥															¥ 1,989		62,733	¥ 36,802
Ordinary shares, shares outstanding														338,498,819	337,969,926	337,969,926			338,498,819
Maximum
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Tenure to fail as qualified public offering										5 years		5 years							5 years
Threshold limit to cure any material breach or violation														30 days
Tenure of the founder of the company in the capacity of chairman or president or in any other capacity														5 years
Variable Interest Entities
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Stock repurchased during period						104,478	104,478
Payments for the repurchase of redeemable convertible preferred stock and common stock						¥ 44,705	$ 6,657
Deemed dividend to the holders of redeemable convertible preferred stock and equity stock | ¥						32,840
Variable Interest Entities | Convertible Loan Agreement | Convertible Debt
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Debt instrument face value																						¥ 138,695	$ 22,000
Series A Redeemable Convertible Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Convertible redeemable preferred shares								3,656,716	3,656,716
Convertible redeemable preferred shares per share | $ / shares									$ 3.032
Proceeds from redeemable convertible preferred stock								¥ 69,800	$ 11,087
Shares of one class converted into another number											31,343,284
Shares converted from one class to another conversion price | $ / shares											$ 0.3032
Temporary equity liquidation preference per share as a percentage of issue price														150.00%					150.00%
Temporary equity redemption price as percentage of issue price per share														150.00%					150.00%
Accretion of convertible redeemable preferred shares to redemption value | ¥															¥ 867		¥ 28,134
Series A Redeemable Convertible Preferred Shares | Modification Of Redeemable Convertible Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Reclassification from permanent equity to temporary equity | ¥						¥ 625
Series A Redeemable Convertible Preferred Shares | Variable Interest Entities
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Temporary equity shares repurchased during the period shares						522,388	522,388
Series B Redeemable Convertible Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Temporary equity liquidation preference per share as a percentage of issue price														140.00%					140.00%
Temporary equity redemption price as percentage of issue price per share														140.00%					140.00%
Series B Redeemable Convertible Preferred Shares | Series B Two Redeemable Convertible Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Convertible redeemable preferred shares				59,327,653	59,327,653
Convertible redeemable preferred shares per share | $ / shares					$ 1.0619
Proceeds from redeemable convertible preferred stock				¥ 439,501	$ 63,000
Series C One Redeemable Convertible Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Convertible redeemable preferred shares	61,364,562	61,364,562
Convertible redeemable preferred shares per share | $ / shares																					$ 1.635331
Proceeds from redeemable convertible preferred stock | $		$ 100,351
Temporary equity liquidation preference per share as a percentage of issue price														100.00%					100.00%
Stock issuance cost															¥ 13,386	$ 2,000
Series B 1 convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Number of shares issued in exchange for Convertible debt													21,735,721
Series B 1 convertible redeemable preferred shares | Variable Interest Entities | Warrant Agreement
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Class of warrants or rights number of securities called by warrants or rights																						21,735,721	21,735,721
Class of warrants or rights exercise price per share | $ / shares																							$ 1.0122
Series A Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Percentage of original issue price on each preferred share			150.00%
Annual compound interest rate on the original issue price on each preferred share accrued			8.00%
Change in fair value of preferred shares after modification | ¥	¥ 1,284		¥ 9,055
Preferred shares, shares outstanding																				31,343,284
Ordinary shares, shares outstanding																				31,343,284
Series A Preferred Shares | Maximum
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Changes in fair value of the ordinary shares | ¥	1,760
Series A Preferred Shares | Minimum [Member]
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Changes in fair value of the ordinary shares | ¥			¥ 9,055
Series B 1 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Change in fair value of preferred shares after modification | ¥	82
Preferred shares, shares outstanding																				21,735,721
Ordinary shares, shares outstanding																				21,735,721
Series B 2 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Change in fair value of preferred shares after modification | ¥	¥ 394
Preferred shares, shares outstanding																				59,327,653
Ordinary shares, shares outstanding																				59,327,653
Series C Preferred Stock
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Temporary equity redemption price as percentage of issue price per share														100.00%					100.00%
Preferred shares, shares outstanding																				61,364,562
Ordinary shares, shares outstanding																				61,364,562